ACQUISITIONS (Narrative) (Details) - USD ($) $ in Thousands					1 Months Ended	12 Months Ended
	Feb. 29, 2016	Nov. 30, 2015	Feb. 10, 2015	Feb. 10, 2015	Feb. 29, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Aug. 02, 2016	Jan. 29, 2016
Business Acquisition [Line Items]
Amortization of intangible assets						$ 21,974	$ 8,879
Value of shares of common stock paid in acquisition						675	5,579	$ 171,552
Expenses related to Merger Consideration Incentive Plan recorded as operating expenses						6,844	6,738	$ 13,769
Goodwill adjustments						(12,956)
Undertone [Member]
Business Acquisition [Line Items]
Percent of equity acquired		100.00%
Consideration paid with cash		$ 89,078
Retained amount as holdback to cover potential claims		16,000
Contingent consideration liability		14,391					14,476		$ 14,129
Installments amount		3,000
Installments due amount		2,804					2,820
Installments amount paid						1,000			22,000
Fair value of obligations eliminated						1,939			35,546
Deferred consideration payment		$ 20,000
Interest rate (as a percent)		10.00%
Deferred consideration payment due amount		$ 22,005					21,859		21,417
Deferred payment amount										$ 1,182
Excess in tax advances which will be paid upon refund from tax authorities						2,143
Acquisition related costs incurred							4,804
Expected maximum period to finalize valuation and purchase price allocation		1 year
Goodwill adjustments						590
Working Captial adjustment						213	$ 1,498
Reduce purchase price merger									$ 13,546
Final purchase price amount						$ 133,101
MMR [Member]
Business Acquisition [Line Items]
Percent of equity acquired			100.00%	100.00%
Consideration paid with cash			$ 6,394
Value of shares of common stock paid in acquisition				$ 4,378
Shares issued for acquisition			1,437,510
MMR [Member] | Make Me Reach SAS Founder [Member]
Business Acquisition [Line Items]
Additional consideration required to be paid with cash subject to retention conditions	$ 442				$ 442
Value of shares of common stock paid or to be paid in acquisition subject to retention conditions	442				442
MMR [Member] | MakeMeReach SAS Employee [Member]
Business Acquisition [Line Items]
Consideration paid with cash					144
Additional consideration required to be paid with cash subject to retention conditions	266				266
Value of shares of common stock paid or to be paid in acquisition subject to retention conditions	208				$ 208
Value of shares of common stock paid in acquisition	$ 63
Shares issued for acquisition					18,998
Shares issued for acquisition subject to retention conditions					92,348